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ALLISON M. FUMAI allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 212 698 3599 Fax

December 17, 2021

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,757
Investment Company Act File No. 811-10325
Amendment No. 2,761

Ladies and Gentlemen:

On behalf of VanEck ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,757 to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 2,761 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A. This filing is to amend the Registration Statement for VanEck Short Muni ETF, VanEck Intermediate Muni ETF, VanEck Long Muni ETF, VanEck Short High Yield Muni ETF and VanEck High Yield Muni ETF, filed on August 26, 2021 (0001137360-21-000558) (together the “Funds”), reflecting changes relating to the Funds’ underlying indexes and revising the applicable disclosure with respect to the Funds to reflect these changes. This filing should have no effect on the other existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Allison M. Fumai at (212) 698-3526 or Vince Nguyen at (212) 698-3566.

Very truly yours,

/s/ Allison M. Fumai
Allison M. Fumai